SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

24.SEGMENT REPORTING

Since January 1, 2020, the Company reported segments as six operating segments: (1) Express delivery services, (2) Freight delivery services (“Freight delivery”), (3) Supply chain management services (“Supply chain management”), (4) Global logistic services (“Global”), (5) UCargo services (“UCargo”), and (6) Capital services (“Capital”).

Since January 1, 2021, together with the strategic refocusing plan executed from late 2020, the Company combined Capital service and UCargo service into “Others” segment. In addition, the Express business was disposed in December 2021 and are reflected in the consolidated financial statements as discontinued operations, it is not reflected in the segment disclosures. Since then, the Company reports its financial results in four operating segments: (1) Freight delivery, or the Freight segment, (2) Supply chain management, or the Supply Chain Management segment, (3) Global logistics, or the Global segment, (4) Others segment. To refocus the Company’s core segments and better present the financial results in the certain segments, prior year’s comparative figures related to Capital services revenue of RMB68,515 under “Revenue - Others” for the years ended December 31, 2020 have been reclassified to “Revenue - Freight delivery” and “Discontinued operation - Revenue - Express delivery” of RMB19,279 and RMB49,236 to conform to the presentation in the year-end of December 31, 2021.

Since January 1, 2022, due to the winding down of UCargo, the Company reported UCargo services together with Freight delivery services. Prior year’s comparative figures related to UCargo services revenue of RMB2,519,919 and RMB2,809,081 under “Revenue - Others” for the years ended December 31, 2020 and 2021, respectively, have been reclassified to “Revenue - Freight delivery” to conform to the current year’s presentation. The Company continues to report its financial results in four operating segments: (1) Freight delivery, or the Freight segment, (2) Supply chain management, or the Supply Chain Management segment, (3) Global logistics, or the Global segment, (4) Others segment.

The chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM uses multiple performance measures in evaluating the performance of the operating segments and allocating assets but determined that gross profit/loss is the measurement principle that is most consistent with those used in measuring the corresponding amounts in the Company’s consolidated financial statements in accordance with ASC 280-10-50-28. The Company’s reportable segments are strategic business units that offer different services. They are managed separately because each business requires different technology and market strategies. The changes in reportable segments align with the manner in which the Company’s CODM currently receives and uses financial information to allocate resource and evaluate the performance of reporting segments. The accounting policy of the segments are the same as those described in the summary of significant accounting policies in the consolidated financial statements. Inter-segment sales are accounted for as if the sales were to third parties, that is, at current market prices.

The Company currently does not allocate assets to its operating segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. The Company retrospectively revised prior period segment information to conform to current period presentation.

24.SEGMENT REPORTING (CONTINUED)

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue:
Freight delivery	7,853,680	8,353,703	4,890,823	709,103
Supply chain management	1,912,323	1,820,239	1,852,153	268,537
Global	777,657	1,194,146	963,505	139,695
Others	142,506	172,447	116,859	16,943
Inter-segment*	(157,932)	(114,699)	(79,268)	(11,493)
Consolidated revenue	10,528,234	11,425,836	7,744,072	1,122,785
Gross profit (loss):
Freight delivery	158,656	(262,303)	(226,659)	(32,862)
Supply chain management	65,422	73,272	110,257	15,986
Global	(98,077)	(64,656)	(164,680)	(23,876)
Others	116,281	54,299	17,524	2,541
Inter-segment*	—	—	—	—
Consolidated gross profit (loss)	242,282	(199,388)	(263,558)	(38,211)
(*)

The inter segment eliminations mainly consist of services provided by Freight delivery and Global segment to the Supply chain management services segment, for the years ended December 31, 2020, 2021 and 2022, respectively

The Company’s operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended December 31, 2020, 2021 and 2022.

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
PRC	9,750,578	10,231,981	6,827,165	989,846
Non-PRC	777,656	1,193,855	916,907	132,939
	10,528,234	11,425,836	7,744,072	1,122,785

The following table presents the Group’s revenue from contracts with customers disaggregated by the revenue recognition time:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue recognized at point of time	313,520	335,787	282,165	40,910
Revenue recognized over time	10,214,714	11,090,049	7,461,907	1,081,875
	10,528,234	11,425,836	7,744,072	1,122,785